Revenue and related balances (Tables)	9 Months Ended
Sep. 30, 2022
Revenue From Contracts With Customers [Abstract]
Schedule of disaggregation of revenue
The following table represents disaggregation of revenue for the three and nine months ended September 30:

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
	$	$	$	$
Subscription revenue	34,279	25,057	95,323	68,476
Professional services	2,687	2,011	8,634	5,965
	36,966	27,068	103,957	74,441